Group cash flow statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash flows from (used in) operating activities [abstract]
Profit (loss) before tax	$ 14,063	$ 5,138	$ (3,477)	$ 11,680
Adjustments to reconcile profit (loss) [abstract]
Adjustments For Depreciation And Amortisation Expense Including Expense Arising From Exploration For And Evaluation Of Mineral Resource, Write-Off	3,591	3,659	7,265	7,087
Adjustments For Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, And Adjustments For Gain Loss On Disposal Of Investments In Subsidiaries, Joint Ventures, And Associates	(864)	(3,187)	24,649	(3,919)
Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method, Excluding Dividends Received	72	(539)	(1,021)	(1,172)
Adjustments For Finance Costs And Interest Expense, Net Of Interest Paid	(46)	300	138	329
Adjustments for share-based payments	208	228	378	182
Adjustments For Increase (Decrease) In Pension And Other Post-Retirement Benefits	(36)	(371)	(182)	(391)
Adjustments for provisions	796	1,172	1,280	2,074
Adjustments For Decrease (Increase) In Inventories And Other Assets And Increase (Decrease) In Other Liabilities	(4,416)	26	(6,187)	(2,767)
Income taxes paid (refund), classified as operating activities	(2,505)	(1,015)	(3,770)	(1,583)
Cash flows from (used in) operating activities	10,863	5,411	19,073	11,520
Cash flows from (used in) investing activities [abstract]
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	(2,666)	(2,435)	(5,268)	(5,468)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	3	0	(5)	(1)
Other cash payments to acquire interests in joint ventures, classified as investing activities	(159)	(47)	(453)	(789)
Purchase of interests in associates	(16)	(32)	(41)	(54)
Outflows of cash from investing activities	(2,838)	(2,514)	(5,767)	(6,312)
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	202	93	670	644
Cash flows from losing control of subsidiaries or other businesses	111	122	660	3,735
Cash receipts from repayment of advances and loans made to other parties	16	67	45	128
Inflows of cash from investing activities	329	282	1,375	4,507
Cash flows from (used in) investing activities	(2,509)	(2,232)	(4,392)	(1,805)
Cash flows from (used in) financing activities [abstract]
Payments to acquire or redeem entity's shares	(2,288)	(500)	(3,880)	(500)
Payments of lease liabilities, classified as financing activities	(472)	(514)	(970)	(1,074)
Proceeds from non-current borrowings	0	1,985	2,002	3,941
Repayments of non-current borrowings	(4,573)	(67)	(5,465)	(7,096)
Cash flows from (used in) increase (decrease) in current borrowings	(688)	(33)	(964)	189
Proceeds from issuing other equity instruments	62	0	128	0
Payments of other equity instruments	(161)	(328)	(309)	(383)
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	(1)	0	(6)	0
Proceeds from contributions of non-controlling interests	0	3	7	671
Dividends paid to equity holders of parent, classified as financing activities	(1,062)	(1,062)	(2,130)	(2,126)
Dividends paid to non-controlling interests, classified as financing activities	(63)	(107)	(128)	(158)
Cash flows from (used in) financing activities	(9,246)	(623)	(11,715)	(6,536)
Effect of exchange rate changes on cash and cash equivalents	(414)	24	(539)	(34)
Cash and cash equivalents	33,108	34,256	33,108	34,256
Increase (decrease) in cash and cash equivalents	$ (1,306)	$ 2,580	$ 2,427	$ 3,145